Other Information (Details) - Schedule of Compensation of the Group’s Executive Management - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Executive management
Total Compensation	€ 5,882,288	€ 8,361,163	€ 6,925,180
Executive Management [Member]
Executive management
Short-term employee benefits	2,783,675	2,774,485	2,817,792
Share-based payments	2,507,453	4,808,094	3,347,203
Total	5,291,128	7,582,579	6,164,995
Non-executive Board of Directors [Member]
Executive management
Short-term employee benefits	305,983	248,725	271,248
Share-based payments	285,177	529,859	488,937
Total	€ 591,160	€ 778,584	€ 760,185